Property, plant and equipment, net (Tables)	6 Months Ended
Mar. 31, 2019
Property, plant and equipment, net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation

	March 31,	September 30,
	2019	2018

Office equipment	$47,157	$39,755
Vehicles	69,926	68,307
Machinery and equipment	100,746	98,414
Leasehold improvements	120,432	117,645
Subtotal	338,261	324,121
Accumulated depreciation and amortization	(215,594)	(187,758)
Total	$122,667	$136,363